JPMorgan Mid Cap Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.83%	7.20%	7.00%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	4.77%	5.12%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	5.38%	5.28%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.28%	7.82%	7.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	8.63%	7.85%